EARNINGS PER SHARE (EPS)	12 Months Ended
Dec. 31, 2019
Weighted average number of shares outstanding:
EARNINGS PER SHARE ("EPS")
NOTE 14 -     EARNINGS PER SHARE (“EPS”)

Basic and diluted earnings per share are based on the weighted average number of ordinary shares outstanding. Diluted EPS is based on those shares used in basic EPS plus shares that would have been outstanding assuming issuance of ordinary shares for all dilutive potential ordinary shares outstanding.

	Year ended December 31,
	2019	2018	2017
Numerator for EPS:
Net income (loss)	$806	$(4,408)	$2,396
Denominator for EPS:
Weighted average shares outstanding – basic	8,874,696	8,864,885	8,848,028
Dilutive shares	-	-	61,044
Weighted average shares outstanding – diluted	8,874,696	8,864,885	8,909,072
EPS:
Basic and diluted	$0.1	$(0.5)	$0.27

Diluted income per share does not include 482,282, 306,151 and 105,000 options, for the years ended December 31, 2019, 2018 and 2017 respectively because the options are anti-dilutive.

Dilutive shares are calculated using the treasury stock method and include dilutive shares from share-based employee compensation plans.